CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Cash flows from operating activities
Net income	$ 112,489,844	$ 102,756,200	$ 67,144,021
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation of property and equipment	28,934,491	18,156,263	11,728,577
Amortization of intangible assets	4,627,306	1,026,761	737,203
Loss/(gain) on disposal of property and equipment	29,751	(313)	47,148
Share-based compensation	36,115,200	25,847,497	18,441,076
Provision for doubtful accounts	0	315,914	0
Impairment loss on long-term investments	8,074,891	7,503,944	0
Loss from equity method investments	8,025,431	663,256	729,811
(Gain) /loss from fair value change of investments	1,246,800	(1,265,852)	(1,202,000)
Gain from remeasuring fair value of previously held equity interests upon business acquisitions	(25,225,611)	(971,681)	0
Gain from sales of long-term investments	0	(211,818)	0
Gain from transfer of a nonfinancial asset	0	(1,907,669)	0
Gain from disposal of components	0	(50,377,126)	0
Changes in operating assets and liabilities
Inventory	(2,222,598)	207,006	(362,326)
Amount due from related parties	(2,286,879)	(732,545)	0
Prepaid expenses and other current assets	(11,891,279)	1,297,204	(8,272,425)
Income tax receivable	(2,244,898)	3,222,529	6,601,804
Deferred income taxes	(3,343,957)	(787,579)	(2,340,704)
Rental deposits	(14,108,268)	(4,851,215)	(3,712,374)
Other non-current assets	(543,896)	(1,147,644)	(296,149)
Accounts payable	5,357,312	3,778,512	1,988,729
Deferred revenue	193,224,392	66,443,577	45,172,311
Amounts due to related parties	(4,085,111)	4,255,819	22,077
Accrued expenses and other current liabilities	24,305,679	3,446,740	10,347,898
Long-term payable	0	0	(813,696)
Income tax payable	3,078,841	11,050,640	1,617,006
Net cash provided by operating activities	359,557,441	187,718,420	147,577,987
Cash flows from investing activities
Restricted cash	(3,427,627)	(586,174)	(1,506,905)
Purchase of term deposits	(10,184,078)	(87,632,201)	(43,384,640)
Proceeds from maturity of term deposits	27,476,714	90,652,423	22,154,877
Loan to third parties	(99,126,091)	(8,528,718)	(10,965,787)
Repayment of loan to third parties	0	457,841	1,301,914
Prepayment For Investments	(58,835,367)	0	0
Loan to related parties	(147,091)	(3,815,338)	(478,507)
Repayment of loan to related parties	2,184,519	1,068,295	0
Loan to employees	(10,612,126)	(6,470,813)	0
Repayment of loan to employees	1,987,912	0	0
Purchase of property and equipment	(71,111,758)	(35,087,893)	(30,696,412)
Purchase of short-term investments	(313,950,848)	(27,470,431)	(765,611)
Proceeds from maturity of short-term investments	109,461,880	765,611	0
Proceeds from disposal of property and equipment	559,730	390,925	91,410
Acquisitions of businesses, net of cash acquired	(27,200,305)	(21,825,767)	(5,974,001)
Purchase of intangible assets	0	0	(139,565)
Payments for long-term investments	(65,340,812)	(118,590,246)	(75,421,783)
Proceeds from disposal of long-term investments	0	1,320,499	0
Net cash used in investing activities	(518,265,348)	(215,351,987)	(145,785,010)
Cash flows from financing activities
Proceeds from issuance of convertible bond, net of issuance costs of $5,277,058	0	0	224,722,942
Payment for cost of Capped Call Transactions	0	0	(22,885,000)
Net proceeds from long-term debt	238,000,000	0	0
Repayment of long-term debt	(25,000,000)	0	0
Payments for purchasing noncontrolling interests	(16,376,965)	0	0
Proceeds from exercise of share options	1,673,801	645,989	0
Net cash provided by financing activities	198,296,836	645,989	201,837,942
Effect of exchange rate changes	(3,413,961)	(9,127,816)	(3,404,060)
Net increase/(decrease) in cash and cash equivalents	36,174,968	(36,115,394)	200,226,859
Cash and cash equivalents at the beginning of year	434,042,036	470,157,430	269,930,571
Cash and cash equivalents at the end of year	470,217,004	434,042,036	470,157,430
Supplemental disclosure of cash flow information:
Interest paid	7,329,234	5,750,000	2,779,168
Income tax paid	36,648,303	21,028,165	12,374,975
Non-cash investing and financing activities:
Payable for purchase of property and equipment	8,328,008	3,478,617	1,090,554
Payable for investments and acquisitions	$ 7,497,584	$ 3,022,079	$ 1,911,031